Schedule II (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
Allowance for Doubtful Accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Fiscal Year	$ 98	$ 100	$ 97
Charged to Earnings	43	51	66
Other Changes (Debit) Credit	(30)	(53)	(55)
Effects of Foreign Currency	4	0	(8)
Balance at End of Fiscal Year	115	98	100
Deferred Tax Valuation Allowance
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Fiscal Year	313	258	286
Charged to Earnings	104	71	49
Other Changes (Debit) Credit	(29)	(15)	(77)
Effects of Foreign Currency	4	(1)	0
Balance at End of Fiscal Year	$ 397	$ 313	$ 258